Subsequent Events, Reverse Stock Split (Details)	Jan. 08, 2026 shares	Apr. 01, 2025	Jan. 07, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.2	0.025
Common shares, shares issued (in shares)				691,977	7,250
Common shares, shares outstanding (in shares)				691,977	7,250
Subsequent Event [Member]
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.2
Common shares, shares issued (in shares)	691,977		3,460,000
Common shares, shares outstanding (in shares)	691,977		3,460,000